Amounts in Paragraphs - Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Reconciliation, change in enacted tax rate due to 2017 Tax Act, amount		$ 5
Effective income tax rate	11.80%	13.70%	32.20%
Significant matters affecting comparability	(3.70%)	(1.10%)
Increase in Research Tax Credit	$ 30	$ 56
Increase in Foreign Derived Intangible Income	12
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Amount	0	(84)	$ 285
Effective Income Tax Rate Reconciliation, Deduction, Qualified Production Activity, Amount	0	0	97
Effective Tax Rate Reconciliation, Mark-to-Market benefit tax rate differential, amount	0	0	72
Income taxes paid, net	324	$ 270	$ 517
Tax Credit Carryforward, Amount	324
Operating Loss Carryforwards	310
Tax Credit Carryforward, Valuation Allowance	121
Operating Loss Carryforwards, Valuation Allowance	$ 32